Financial instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash equivalents	$ 0	$ 0
Receivable related to working capital adjustment	2,571,000	5,845,000
Current derivative assets	727,000	1,218,000
Non-current derivative assets	320,000	768,000
Interest rate swaps
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Current derivative assets	727,000	1,218,000
Non-current derivative assets	$ 320,000	768,000
Foreign currency risk
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	10.00%
Increase (decrease) in total other comprehensive income (loss)	$ 46,000	76,000
Interest rate risk
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of reasonably possible increase (decrease) in risk assumption	1.00%
Increase (decrease) in finance costs	$ 622,000	779,000
NetFortris
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Common shares received from escrow	$ 3,274,000	$ 2,053,000